Long Term Debt - Summary of Aggregate Maturities of Long Term Debt (Detail) - Mar. 31, 2017 ₨ in Thousands, $ in Thousands	INR (₨)	USD ($)
Debt Disclosure [Abstract]
2018	₨ 1,622,519	$ 25,020
2019	2,225,730	34,321
2020	2,048,910	31,595
2021	2,733,616	42,153
2022	2,503,208	38,600
Thereafter	22,433,053	345,922
Total	₨ 33,567,036	$ 517,611